Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset Retirement Obligation	$ 757	$ 606	$ 462
Asset Retirement Obligation, Liabilities Incurred	97	27
Asset Retirement Obligation, Assumed in Acquisition	15	96
Asset Retirement Obligation, Liabilities Settled	29	15
Asset Retirement Obligation, Accretion Expense	30	22
Asset Retirement Obligation, Revision of Estimate	35	13
Asset Retirement Obligation, Other	3	1
IPL Subsidiary [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Costs Incurred, Asset Retirement Obligation Incurred	27
Andes Chile Subsidiary
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Costs Incurred, Asset Retirement Obligation Incurred		36
AES Clean Energy
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Costs Incurred, Asset Retirement Obligation Incurred	27	$ 93
AES Southland [Domain]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Costs Incurred, Asset Retirement Obligation Incurred	75
AES Brasil
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Costs Incurred, Asset Retirement Obligation Incurred	$ 16